Related Party Transactions (Details) - Schedule of Accounts Receivable - Related Parties - Related Parties [Member] - USD ($)	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Subtotal	$ 1,524,570	$ 947,949
Less: allowance for credit losses
Total accounts receivable, net - related parties	$ 1,524,570	947,949
Shanghai Situma Intelligent Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	Minority shareholder of the Company
Subtotal	$ 117,082	393,068
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 292,387	364,750
Jinmed International Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal		141,131
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 656,216	49,000
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 458,885